Contract Assets and Receivables, Net - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Contract with Customer, Asset, before Allowance for Credit Loss	¥ 450	¥ 443
Percentage of contract assets and guarantee receivables	86.00%